INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES
Schedule of inventories

	As of December 31,
	2024	2025
	RMB	RMB
Finished goods	471,547,560	475,807,376
Raw materials	177,630,159	176,772,275

Inventories	649,177,719	652,579,651